Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 948,075	R$ 606,290
Constitution	908,904	523,440
Realization	(814,626)	(256,932)
Ending Balance	1,042,353	872,798
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	407,766	295,799
Constitution	569,610	247,707
Realization	(426,174)	(124,883)
Ending Balance	551,202	418,623
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	12,664	9,720
Constitution	13,989	2,696
Realization	(10,919)	(330)
Ending Balance	15,734	12,086
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	292,262	184,886
Constitution	78,810	132,302
Realization	(162,161)	(83,290)
Ending Balance	208,911	233,898
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	33,668	62,939
Constitution	92,660	50,046
Realization	(45,493)	(42,572)
Ending Balance	80,835	70,413
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	202,184	95,574
Constitution	38,912	76,592
Realization	(63,887)	(64,066)
Ending Balance	177,209	108,100
Provision for loss of non-current assets held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		8,990
Constitution		0
Realization		(8,990)
Ending Balance		0
Expected loss on financial instruments - FVTPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	9,707	6,436
Constitution	0	802
Realization	1,130	0
Ending Balance	10,837	7,238
Hedge transactions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	19,897	31,181
Constitution	117,655	13,295
Realization	(111,032)	(22,036)
Ending Balance	26,520	22,440
Deferred tax assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	978,148	695,525
Constitution	911,636	523,440
Realization	(818,536)	(346,167)
Ending Balance	1,071,248	872,798
Commission Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(3,869)
Constitution		0
Realization		3,869
Ending Balance		0
Receivable from the sale of investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(21,820)
Constitution		0
Realization		21,820
Ending Balance		0
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(63,546)
Constitution		0
Realization		63,546
Ending Balance		0
Fair value of assets identified in the business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(30,073)
Constitution	(2,608)
Realization	3,910
Ending Balance	(28,771)
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(30,073)	(89,235)
Constitution	(2,732)	0
Realization	3,910	89,235
Ending Balance	(28,895)	R$ 0
Fair value Hedge Accounting [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0
Constitution	(124)
Realization	0
Ending Balance	R$ (124)